UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Michigan Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA Michigan Municipal Money Fund


Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Michigan - 91.0%        $     935    Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                                     Series 1997-A, 3.58% due 2/01/2027 (c)                                           $       935

                            2,390    Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                     (Arlington Corp. Project), VRDN, AMT, 3.68% due 9/01/2016 (c)                          2,390

                            7,220    Detroit, Michigan, City School District, GO, Refunding, PUTTERS, VRDN, Series
                                     1092, 3.55% due 5/01/2024 (a)(c)                                                       7,220

                            4,705    Detroit, Michigan, City School District, GO, Refunding, PUTTERS, VRDN, Series
                                     1140, 3.55% due 5/01/2013 (a)(c)                                                       4,705

                            4,970    Detroit, Michigan, City School District, MERLOTS, VRDN, Series A113, 2.96%
                                     due 7/26/2006 (c)                                                                      4,970

                            6,000    Detroit, Michigan, Sewer Disposal Revenue Bonds, FLOATS, VRDN, Series 1182,
                                     3.55% due 7/01/2029 (f)(c)                                                             6,000

                            7,210    Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                     VRDN, AMT, Series 2005-0029, Class A, 3.60% due 12/01/2034 (b)(c)                      7,210

                            1,750    Farwell, Michigan, Area Schools, SAN, 4% due 8/24/2006                                 1,761

                            4,060    Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561,
                                     3.55% due 11/01/2012 (c)(d)                                                            4,060

                            1,210    Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                                     Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 3.68% due 8/01/2015 (c)          1,210

                            1,400    Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation, EDR
                                     (Cornerstone University Project), VRDN, 3.56% due 5/01/2034 (c)                        1,400

                              570    Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 3.68% due 7/01/2015 (c)        570

                            1,115    Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT,
                                     3.68% due 7/01/2009 (c)                                                                1,115

                            2,330    Holland Charter Township, Michigan, Economic Development Corporation, Limited
                                     Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 3.62% due 10/01/2028 (c)   2,330


Portfolio Abbreviations


To simplify the listings of CMA Michigan Municipal Money Fund's Portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
SAN        State Aid Notes
TEAMS      Tax-Exempt Adjustable Municipal Securities
VRDN       Variable Rate Demand Notes


CMA Michigan Municipal Money Fund


Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Michigan                $   2,400    Jackson County, Michigan, Economic Development Corporation, Limited
(concluded)                          Obligation Revenue Bonds (American Tooling Center Project), VRDN, AMT,
                                     3.68% due 6/01/2011 (c)                                                          $     2,400

                              600    Marquette County, Michigan, Economic Development Corporation, Limited
                                     Obligation Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A,
                                     3.32% due 6/01/2012 (c)                                                                  600

                              240    Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                     Bonds (Davenport College of Business Project), VRDN, 3.58% due 3/01/2027 (c)             240

                            6,500    Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds,
                                     PUTTERS, VRDN, AMT, Series 238, 3.58% due 6/01/2019 (c)(d)                             6,500

                            7,500    Michigan Municipal Bond Authority Revenue Bonds, Series C, 4.25% due 8/18/2006         7,556

                            5,000    Michigan Municipal Bond Authority, Revenue Refunding Bonds, Series B-2, 4%
                                     due 8/18/2006                                                                          5,033

                            1,300    Michigan State Building Authority, Multi-Modal Revenue Refunding Bonds
                                     (Facilities Program), VRDN, Series I, 3.51% due 10/15/2039 (c)                         1,300

                            7,500    Michigan State, GO, Series A, 4.50% due 9/29/2006                                      7,568

                            1,200    Michigan State, HDA, Limited Obligation Revenue Bonds, VRDN (Laurel Valley),
                                     TEAMS, 3.59% due 12/01/2007 (c)                                                        1,200

                            2,000    Michigan State, HDA, Limited Obligation Revenue Bonds, VRDN (Woodland Meadows
                                     Project), AMT, 1.10% due 3/01/2013 (c)                                                 2,000

                            2,285    Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                                     Series A, 3.60% due 9/01/2035 (c)                                                      2,285

                            8,300    Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health),
                                     VRDN, Series B-1, 3.53% due 11/15/2033 (c)                                             8,300

                            2,600    Michigan State Strategic Fund, CP, 3.55% due 1/05/2006                                 2,600

                            2,400    Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project),
                                     VRDN, AMT, 3.55% due 7/01/2034 (c)                                                     2,400

                            2,200    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (AACOA Extrusions
                                     Inc. Project), VRDN, AMT, 3.68% due 2/01/2008 (c)                                      2,200

                            2,200    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Alphi
                                     Manufacturing Inc. Project), VRDN, AMT, 3.59% due 5/01/2019 (c)                        2,200

                            1,380    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Artex Label &
                                     Graphics), VRDN, AMT, 3.67% due 12/01/2022 (c)                                         1,380

                            1,500    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Automatic
                                     Handling Inc. Project), VRDN, AMT, 3.70% due 7/01/2009 (c)                             1,500

                              250    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (BBPV Project),
                                     VRDN, AMT, Series A-2, 3.52% due 1/01/2014 (c)                                           250

                            1,160    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Biewer of
                                     Lansing LLC Project), VRDN, AMT, 3.66% due 5/01/2019 (c)                               1,160

                            2,740    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (C&M Manufacturing
                                     Corporation Inc. Project), VRDN, AMT, 4.18% due 7/01/2014 (c)                          2,740

                              905    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Chambers
                                     Enterprises II Project), VRDN, AMT, 3.68% due 11/01/2018 (c)                             905

                            1,065    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Cherry Central
                                     Co-operative Inc. Project), VRDN, 3.70% due 11/01/2013 (c)                             1,065

                            2,300    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Drake Enterprises
                                     Inc. Project), VRDN, AMT, 3.68% due 6/01/2015 (c)                                      2,300

                            4,585    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Environmental
                                     Quality Company Project), VRDN, AMT, 3.68% due 5/01/2026 (c)                           4,585

                            2,945    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (FMS Walker LLC
                                     Project), VRDN, AMT, 3.52% due 7/01/2029 (c)                                           2,945

                            2,465    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Forest City
                                     Technologies), VRDN, AMT, 3.65% due 9/01/2015 (c)                                      2,465

                            1,800    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Glastender Inc.
                                     Project), VRDN, AMT, 3.68% due 12/01/2010 (c)                                          1,800

                            2,925    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Golden Keys
                                     Development LLC Project), VRDN, AMT, 3.77% due 3/01/2018 (c)                           2,925

                              125    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Hercules Drawn
                                     Steel Project), VRDN, AMT, 3.66% due 8/01/2006 (c)                                       125

                              685    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Imperial Metal
                                     Products Company Project), VRDN, AMT, 3.67% due 7/01/2020 (c)                            685

                              560    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Inalfa-Hollandia
                                     Inc. Project), VRDN, AMT, 3.68% due 5/01/2016 (c)                                        560

                            1,000    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Jo-Mar Family
                                     LLC/Troy Tube and Manufacturing Company Project), VRDN, AMT, 3.52% due
                                     12/01/2026 (c)                                                                         1,000

                            1,980    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Karona Inc.
                                     Project), VRDN, AMT, 3.65% due 12/01/2015 (c)                                          1,980

                            1,690    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kerkstra
                                     Precast Inc. Project), VRDN, AMT, 3.68% due 5/01/2025 (c)                              1,690

                              735    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (M&P Capital
                                     LLC Project), VRDN, AMT, Series A, 3.52% due 6/01/2034 (c)                               735

                            1,125    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                                     Holdings Co. Project), VRDN, AMT, Series A, 3.75% due 6/01/2025 (c)                    1,125

                            1,850    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                                     Holdings Co. Project), VRDN, AMT, Series B, 3.75% due 6/01/2025 (c)                    1,850

                            1,395    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Monarch
                                     Hydraulics Inc. Project), VRDN, AMT, 3.67% due 7/01/2016 (c)                           1,395

                            1,910    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Morrell Inc.
                                     Project), VRDN, AMT, 3.68% due 5/01/2022 (c)                                           1,910

                            1,450    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Motor City
                                     Mold Inc. Project), VRDN, AMT, 3.65% due 3/01/2021 (c)                                 1,450

                            1,300    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Norbert
                                     Industries Inc. Project), VRDN, AMT, 3.32% due 4/01/2006 (c)                           1,300

                              485    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Nuvar
                                     Properties LLC Project), VRDN, AMT, 3.68% due 7/01/2026 (c)                              485

                            2,300    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Park Realty LLC),
                                     VRDN, AMT, Series A, 3.68% due 9/01/2026 (c)                                           2,300

                            2,245    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Partalis
                                     Properties Project), VRDN, AMT, 3.62% due 10/01/2028 (c)                               2,245

                            1,000    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Labs
                                     Inc. Project), VRDN, AMT, 3.63% due 9/01/2012 (c)                                      1,000

                            7,055    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Metal
                                     Finishing Project), VRDN, AMT, 3.59% due 11/01/2008 (c)                                7,055

                            1,400    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (RS Development
                                     LLC Project), VRDN, AMT, 3.52% due 8/01/2023 (c)                                       1,400

                            2,700    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Richwood
                                     Industries Inc. Project), VRDN, AMT, 3.68% due 9/01/2030 (c)                           2,700

                            3,860    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Riverwalk
                                     Properties LLC Project), VRDN, AMT, 3.68% due 8/01/2021 (c)                            3,860

                            3,030    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Stelmi America
                                     Inc. Project), VRDN, AMT, 3.55% due 5/01/2030 (c)                                      3,030

                              560    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (TEI
                                     Investments LLC), VRDN, AMT, 3.68% due 2/01/2022 (c)                                     560

                              400    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Thermo-Forms,
                                     Inc. Project), VRDN, AMT, 3.57% due 11/01/2023 (c)                                       400

                            2,720    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Tim Properties
                                     LLC Project), VRDN, AMT, 3.62% due 5/01/2025 (c)                                       2,720

                              670    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ultra Aluminum
                                     Manufacturing, Inc. Project), VRDN, AMT, 3.52% due 7/01/2028 (c)                         670

                            3,700    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Universal
                                     Forest Products Project), VRDN, AMT, 3.67% due 12/01/2022 (c)                          3,700

                            1,500    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Vector
                                     Investments LLC Project), VRDN, AMT, 3.32% due 2/01/2020 (c)                           1,500

                            1,370    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Veri-Tek
                                     International Corporation Project), VRDN, AMT, 3.68% due 4/01/2026 (c)                 1,370

                            2,000    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (WDKK
                                     Development LLC Project), VRDN, AMT, 3.68% due 1/01/2024 (c)                           2,000

                              250    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Whitehall
                                     Industries), VRDN, AMT, Series A-6, 3.52% due 1/01/2014 (c)                              250

                            1,855    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Zatkoff
                                     Properties Ltd. Project), VRDN, AMT, 3.67% due 3/01/2024 (c)                           1,855

                            3,215    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Jedco Inc. Project), VRDN, AMT, 3.80% due 11/01/2015 (c)                              3,215

                            1,515    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Sintel, Inc. Project), VRDN, AMT, 3.52% due 10/01/2030 (c)                            1,515

                            2,735    Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project),
                                     VRDN, AMT, 3.52% due 5/01/2027 (c)                                                     2,735

                              200    Michigan State University Revenue Bonds, VRDN, Series 2000-A, 3.52% due
                                     8/15/2030 (c)                                                                            200

                            7,300    Municipal Securities Trust Certificates, Detroit, Michigan, Sewer Disposal
                                     Revenue Refunding Bonds, VRDN, Series SGB-53-A, 3.56% due 7/01/2032 (a)(c)             7,300

                            7,395    Municipal Securities Trust Certificates, Michigan, Revenue Refunding Bonds,
                                     VRDN, Series 2001-166, Class A, 3.55% due 12/15/2021 (a)(c)                            7,395

                              500    Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                     Revenue Bonds (Easom Automation System Project), VRDN, AMT, 3.67% due 11/01/2029 (c)     500

                            2,400    Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                     Revenue Bonds (Schain Mold & Engineering), VRDN, AMT, 3.68% due 4/01/2021 (c)          2,400

                            3,075    Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                     Revenue Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 3.55% due
                                     10/01/2029 (c)                                                                         3,075

                            1,900    Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN,
                                     AMT, 3.68% due 9/01/2019 (c)                                                           1,900

                            3,470    Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe
                                     Heat Treating Project), VRDN, AMT, 3.65% due 2/01/2010 (c)                             3,470

                            1,645    Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies
                                     LLC Project), VRDN, AMT, 3.52% due 10/01/2028 (c)                                      1,645

                            5,140    University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 3.54%
                                     due 12/01/2027 (c)                                                                     5,140

                              300    University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 3.50%
                                     due 12/01/2035 (c)                                                                       300

                            2,500    University of Michigan, University Hospital Revenue Bonds, VRDN, Series B, 3.50%
                                     due 12/01/2025 (c)                                                                     2,500

                            9,000    University of Michigan, University Hospital, Revenue Refunding Bonds, VRDN,
                                     Series A, 3.50% due 12/01/2019 (c)                                                     9,000

                            2,565    University of Michigan, University Hospital, Revenue Refunding Bonds, VRDN,
                                     Series A-2, 3.50% due 12/01/2024 (c)                                                   2,565

                            6,795    Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                                     II-R-442, 3.60% due 12/01/2029 (b)(c)                                                  6,795

                            3,565    Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series
                                     II-R-4515, 3.56% due 5/01/2023 (c)                                                     3,565


Puerto Rico - 5.9%          4,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                     Revenue Refunding Bonds, VRDN, MERLOTS, Series A-11, 2.75% due 7/01/2022 (c)(f)        4,000

                            6,200    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       6,200

                              500    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                         500

                            2,839    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 747D, 3.53% due 7/01/2017 (c)(e)                                                2,839

                            2,315    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                                     3.53% due 8/01/2026 (c)(e)                                                             2,315


U.S. Virgin Islands - 3.6%  9,725    Virgin Islands Public Finance Authority, Revenue Refunding Bonds, VRDN, ROCS,
                                     Series II-R-277, 3.58% due 10/01/2024 (c)(g)                                           9,725

                                     Total Investments (Cost - $271,977*) - 100.5%                                        271,977
                                     Liabilities in Excess of Other Assets - (0.5%)                                       (1,352)
                                                                                                                      -----------
                                     Net Assets - 100.0%                                                              $   270,625
                                                                                                                      ===========

(a) FSA Insured.

(b) MBIA Insured.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) CIFG Insured.

(f) FGIC Insured.

(g) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Michigan Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Michigan Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Michigan Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006